Description of Business	3 Months Ended
Mar. 31, 2019
Successor [Member]
Description of Business

1. DESCRIPTION OF BUSINESS

National Energy Services Reunited Corp. (“NESR,” the “Company,” “we,” “our,” “us” or similar terms) is a British Virgin Islands corporation headquartered in Houston, Texas. The Company, through its wholly-owned subsidiaries, NPS Holdings Limited (“NPS”) and Gulf Energy S.A.O.C. (“GES” and, together with NPS, the “Subsidiaries”) is a regional provider of services to the oil and gas industry in the Middle East and North Africa (“MENA”) and Asia Pacific regions.

NESR was originally incorporated in the British Virgin Islands as a special purpose acquisition company on January 23, 2017 for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation, or contractual control arrangement with, purchasing all or substantially all of the assets of, or engaging in any other similar business combination with one or more businesses or entities. On May 17, 2017, NESR sold 21,000,000 units, each consisting of one ordinary share and one warrant, in its initial public offering, generating gross proceeds of $210 million. Simultaneously with the closing of its initial public offering, NESR consummated the sale of 11,850,000 warrants (the “Private Warrants”) at a price of $0.50 per warrant in a private placement to its sponsor, NESR Holdings Ltd. (“NESR Holdings”), generating gross proceeds of $5.9 million. On May 30, 2017, in connection with the underwriters’ election to partially exercise their over-allotment option, NESR consummated the sale of an additional 1,921,700 units at $10.00 per unit and the sale of an additional 768,680 Private Warrants at $0.50 per warrant, generating total gross proceeds of $19.6 million.

An aggregate amount of $229.2 million from the net proceeds of the sale of the units in the initial public offering and the Private Warrants was placed in a trust account (“Trust Account”) until the earlier of: (i) the consummation of a business combination or (ii) the distribution of the trust account. On June 6, 2018 (the “Closing Date”), NESR acquired all of the issued and outstanding equity interests of NPS and GES (the “Business Combination”). Subsequently, the proceeds held in the Trust Account aggregating $231.8 million (including interest) were released.

Both NPS and GES are regional providers of services to the oil and gas industry in the MENA and Asia Pacific regions. Revenues are primarily derived from services provided during the drilling, completion and production phases of an oil or natural gas well. NPS operates in 12 countries with the majority of its revenues derived from operations in Saudi Arabia, Algeria, Qatar, UAE and Iraq. GES provides drilling equipment for rental and related services, well engineering services and directional drilling services imports, and sells oilfield equipment and renders specialized services to oil companies in Oman, Saudi Arabia, Algeria and Kuwait.